Stock-Based Compensation (Tables)	12 Months Ended
Apr. 28, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Valuation Assumptions
The assumptions used in the valuation of stock options granted during fiscal years 2024 and 2023 were as follows:

	April 28, 2024	April 30, 2023
Estimated volatility	70.0%	35 - 40%
Expected term (years)	10.0	N/A
Risk-free rate	4.6%	2.7 - 4.1%
Expected dividend yield	0.0%	0.0%
Weighted average fair value at grant date	$4.81	$1.00

Schedule of Option Activity
A summary of equity classified option activity for the fiscal year ended April 28, 2024 is as follows:

	Number of Options (1)	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 30, 2023, as previously reported	2,284,399	$9.84	6.56	$16,628
Retroactive application of reverse recapitalization	1,938,936	(4.51)	—	$—
Outstanding at April 30, 2023, as previously reported	4,223,335	$5.33	6.56	$16,628
Granted	1,605,234	11.70
Exercised	(47,395)	3.55		$92
Cancelled or expired	(1,089,473)	8.58
Outstanding at April 28, 2024	4,691,701	$6.76	6.43	$—
Exercisable at April 28, 2024	2,495,483	$4.37	4.50
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(1)Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Pinstripes’ stock options for New Pinstripes’ stock options at an exchange ratio of approximately 1.8486 as a result of the Reverse Recapitalization (see Note 3).

Schedule of Restricted Stock Unit Activity	There were no other restricted stock units granted during the fiscal year ended April 28, 2024.

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at April 30, 2023	—	$—
Granted	172,806	4.34
Cancelled or expired	—	—
Vested	—	—
Unvested at April 28, 2024	172,806	$4.34